First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS — 30.5%
	720 East CLO Ltd.
1,000,000	Series 2023-2A, Class D, 9.406% (3-Month Term SOFR+515 basis points), 10/15/2036[1,2,3,4]	$1,011,085
500,000	Series 2023-IA, Class DR, 8.280% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	510,370
	AIMCO CLO Ltd.
1,500,000	Series 2020-11A, Class D2R2, 8.480% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,502,710
500,000	Series 2019-10A, Class ERR, 9.922% (3-Month Term SOFR+565 basis points), 7/22/2037[1,2,3,4]	506,477
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 6.519% (3-Month Term SOFR+225 basis points), 7/20/2031[1,2,3]	1,507,505
1,250,000	Series 2018-1A, Class ER, 10.219% (3-Month Term SOFR+595 basis points), 7/20/2031[1,2,3,4]	1,256,254
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,002,112
	Apidos CLO Ltd.
1,150,000	Series 2016-24A, Class DR, 10.331% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3]	1,143,607
1,835,000	Series 2017-28A, Class C, 7.031% (3-Month Term SOFR+276 basis points), 1/20/2031[1,2,3]	1,841,769
750,000	Series 2019-31A, Class ER, 11.118% (3-Month Term SOFR+686 basis points), 4/15/2031[1,2,3]	757,242
1,500,000	Series 2013-15A, Class ERR, 10.231% (3-Month Term SOFR+596 basis points), 4/20/2031[1,2,3]	1,506,457
1,750,000	Series 2015-20A, Class DR, 10.222% (3-Month Term SOFR+596 basis points), 7/16/2031[1,2,3]	1,753,762
1,500,000	Series XXXA, Class CR, 7.269% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,505,504
2,000,000	Series 2015-23A, Class DRR, 6.856% (3-Month Term SOFR+260 basis points), 4/15/2033[1,2,3]	1,978,491
1,500,000	Series 2022-42A, Class D1R, 6.719% (3-Month Term SOFR+245 basis points), 4/20/2038[1,2,3]	1,494,750
1,500,000	Series 2018-29A, Class D1R, 7.419% (3-Month Term SOFR+310 basis points), 7/25/2038[2,3]	1,508,739
	Ares CLO Ltd.
1,450,000	Series 2018-50A, Class D, 7.418% (3-Month Term SOFR+316 basis points), 1/15/2032[1,2,3,4]	1,451,994
4,000,000	Series 2016-39A, Class AR3, 5.689% (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	4,018,004
1,000,000	Series 2025-76A, Class E, 11.486% (3-Month Term SOFR+716 basis points), 5/27/2038[2,3]	1,041,982

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-54A, Class ER2, 10.549% (3-Month Term SOFR+600 basis points), 7/15/2038[2,3]	$1,000,000
750,000	Arini U.S. CLO Ltd. Series 1A, Class D, 8.326% (3-Month Term SOFR+400 basis points), 4/15/2038[2,3]	757,874
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 7.219% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	1,505,006
2,000,000	Series 2022-2A, Class A1, 5.592% (3-Month Term SOFR+132 basis points), 4/22/2035[1,2,3,4]	2,000,000
1,500,000	Series 2022-2A, Class A1R, 5.592% (3-Month Term SOFR+115 basis points), 4/22/2035[2,3]	1,500,000
1,000,000	Series 2022-2A, Class E, 12.112% (3-Month Term SOFR+784 basis points), 4/22/2035[1,2,3]	1,000,000
1,500,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[1,2,3]	1,504,752
1,000,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/2038[1,2,3]	1,001,463
1,500,000	Series 2023-1A, Class D2R, 8.275% (3-Month Term SOFR+395 basis points), 7/16/2038[1,2,3]	1,502,168
1,250,000	Ballyrock CLO Ltd. Series 2023-24A, Class DR, 10.328% (3-Month Term SOFR+600 basis points), 7/15/2038[2,3]	1,250,000
	Barings CLO Ltd.
1,000,000	Series 2018-1A, Class C, 7.118% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,003,606
1,000,000	Series 2023-1A, Class D1R, 7.726% (3-Month Term SOFR+340 basis points), 4/20/2038[1,2,3]	999,698
1,000,000	Series 2023-1A, Class D2R, 9.326% (3-Month Term SOFR+500 basis points), 4/20/2038[1,2,3]	999,869
	Battalion CLO Ltd.
1,887,080	Series 2020-15A, Class A1RR, 5.260% (3-Month Term SOFR+98 basis points), 1/17/2033[1,2,3]	1,882,626
1,500,000	Series 2020-15A, Class BR, 5.780% (3-Month Term SOFR+150 basis points), 1/17/2033[1,2,3]	1,499,250
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 10.131% (3-Month Term SOFR+586 basis points), 1/20/2031[1,2,3]	245,328
1,250,000	Series 2020-20A, Class DR, 7.718% (3-Month Term SOFR+346 basis points), 7/15/2034[1,2,3]	1,251,814
2,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[1,2,3]	2,008,885
1,000,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[1,2,3]	1,002,627

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
3,500,000	Series 2015-6BR, Class D1R, 6.983% (3-Month Term SOFR+270 basis points), 4/20/2038[1,2,3]	$3,509,662
500,000	Birch Grove CLO Ltd. Series 2024-8A, Class E, 11.369% (3-Month Term SOFR+710 basis points), 4/20/2037[1,2,3]	507,323
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.556% (3-Month Term SOFR+330 basis points), 4/15/2035[1,2,3]	1,001,255
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 7.531% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,896,141
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 11.056% (3-Month Term SOFR+673 basis points), 5/15/2037[1,2,3]	1,010,187
1,000,000	Series 2021-17RA, Class D1R, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,002,891
1,000,000	Series 2021-17RA, Class ER, 11.199% (3-Month Term SOFR+693 basis points), 1/20/2038[1,2,3]	1,007,807
2,000,000	Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/2038[1,2,3]	2,009,508
	Carlyle Global Market Strategies CLO Ltd.
2,000,000	Series 2014-4RA, Class C, 7.418% (3-Month Term SOFR+316 basis points), 7/15/2030[1,2,3]	2,007,739
1,500,000	Series 2014-2RA, Class C, 7.388% (3-Month Term SOFR+306 basis points), 5/15/2031[1,2,3,4]	1,506,417
1,000,000	Series 2014-3RA, Class C, 7.494% (3-Month Term SOFR+321 basis points), 7/27/2031[1,2,3]	1,004,306
2,250,000	Series 2012-4A, Class DR3, 7.772% (3-Month Term SOFR+350 basis points), 4/22/2032[1,2,3]	2,255,718
1,000,000	Series 2015-4A, Class CR, 8.231% (3-Month Term SOFR+396 basis points), 7/20/2032[1,2,3,4]	999,754
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2019-1A, Class D, 11.231% (3-Month Term SOFR+696 basis points), 4/20/2031[1,2,3]	1,005,007
1,000,000	Series 2021-9A, Class E, 11.161% (3-Month Term SOFR+689 basis points), 10/20/2034[1,2,3]	999,526
1,000,000	Series 2023-5A, Class D, 9.383% (3-Month Term SOFR+510 basis points), 1/27/2036[1,2,3,4]	1,004,424
1,500,000	Series 2023-2A, Class B, 6.922% (3-Month Term SOFR+265 basis points), 7/20/2036[2,3]	1,501,200
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 8.193% (3-Month Term SOFR+391 basis points), 10/25/2031[1,2,3]	493,714

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,250,000	CBAM Ltd. Series 2018-5A, Class D, 7.041% (3-Month Term SOFR+276 basis points), 4/17/2031[1,2,3]	$2,250,551
1,000,000	CBAMR Ltd. Series 2017-4A, Class BR, 6.102% (3-Month Term SOFR+180 basis points), 3/31/2038[2,3]	1,000,000
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.019% (3-Month Term SOFR+275 basis points), 1/20/2031[1,2,3]	1,002,727
1,000,000	Series 2016-5A, Class DR, 7.541% (3-Month Term SOFR+326 basis points), 7/17/2031[1,2,3]	1,003,464
1,250,000	Series 2016-6A, Class DRR, 7.841% (3-Month Term SOFR+357 basis points), 4/20/2034[1,2,3,4]	1,250,307
1,500,000	Series 2024-19A, Class A1, 5.571% (3-Month Term SOFR+133 basis points), 1/23/2038[1,2,3]	1,505,217
2,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[1,2,3]	2,008,136
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[1,2,3]	1,003,254
	CIFC Funding Ltd.
500,000	Series 2013-1A, Class DR, 11.172% (3-Month Term SOFR+691 basis points), 7/16/2030[1,2,3]	500,931
1,500,000	Series 2017-4A, Class D, 10.637% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2,3,4]	1,502,624
1,000,000	Series 2015-1A, Class ERR, 10.534% (3-Month Term SOFR+626 basis points), 1/22/2031[1,2,3]	1,005,300
1,500,000	Series 2013-3RA, Class CR, 6.775% (3-Month Term SOFR+250 basis points), 4/24/2031[1,2,3]	1,515,970
1,500,000	Series 2013-3RA, Class D, 10.437% (3-Month Term SOFR+616 basis points), 4/24/2031[1,2,3]	1,483,837
1,000,000	Series 2018-2A, Class D1R, 7.319% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	1,000,008
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[1,2,3]	1,506,654
750,000	Series 2024-1A, Class E, 10.484% (3-Month Term SOFR+615 basis points), 1/15/2038[1,2,3]	764,745
750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 7.768% (3-Month Term SOFR+351 basis points), 10/15/2031[1,2,3]	747,805
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.368% (3-Month Term SOFR+311 basis points), 10/15/2030[1,2,3]	1,002,258

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2017-1A, Class E, 10.718% (3-Month Term SOFR+646 basis points), 10/15/2030[1,2,3,4]	$1,001,352
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 7.188% (3-Month Term SOFR+286 basis points), 11/15/2028[1,2,3]	1,002,561
1,000,000	Series 2017-54A, Class D, 7.631% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	1,000,110
2,305,787	Series 2016-45A, Class A1RR, 5.336% (3-Month Term SOFR+108 basis points), 10/15/2030[1,2,3]	2,307,974
950,000	Series 2016-45A, Class DRR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2030[1,2,3]	945,489
1,000,000	Series 2015-41A, Class DR, 7.118% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,000,166
500,000	Series 2015-40A, Class DR, 7.688% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	501,999
1,200,000	Series 2018-61A, Class DR, 7.641% (3-Month Term SOFR+336 basis points), 1/17/2032[2,3]	1,203,443
1,000,000	Series 2019-80A, Class DR, 7.380% (3-Month Term SOFR+310 basis points), 1/17/2033[1,2,3]	981,282
2,000,000	Series 2020-86A, Class A1R, 5.641% (3-Month Term SOFR+136 basis points), 7/17/2034[1,2,3]	2,003,427
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 7.031% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	1,002,762
500,000	Series 2013-1A, Class D3R, 11.318% (3-Month Term SOFR+706 basis points), 1/15/2034[1,2,3]	490,370
1,000,000	Series 2020-1A, Class ERR, 10.506% (3-Month Term SOFR+625 basis points), 10/15/2037[2,3]	995,196
980,080	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.189% (3-Month Term SOFR+92 basis points), 10/20/2031[1,2,3]	979,781
	Elmwood CLO Ltd.
2,000,000	Series 2020-1A, Class AR, 5.729% (3-Month Term SOFR+146 basis points), 4/18/2037[1,2,3]	2,009,242
750,000	Series 2023-1A, Class D2R, 8.234% (3-Month Term SOFR+395 basis points), 4/17/2038[1,2,3]	751,021
2,500,000	Series 2021-2A, Class D1R, 6.972% (3-Month Term SOFR+265 basis points), 4/20/2038[1,2,3]	2,493,255
1,000,000	Series 2021-2A, Class D2R, 8.072% (3-Month Term SOFR+375 basis points), 4/20/2038[1,2,3]	999,441
2,500,000	Series 2021-3A, Class DR2, 7.308% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,500,000
1,500,000	Series 2021-3A, Class ER2, 10.208% (3-Month Term SOFR+595 basis points), 7/20/2038[1,2,3]	1,500,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Empower CLO Ltd.
1,500,000	Series 2022-1A, Class D1R, 7.269% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	$1,502,495
3,000,000	Series 2023-1A, Class D1R, 8.158% (3-Month Term SOFR+385 basis points), 4/25/2038[2,3]	3,064,930
1,000,000	Series 2023-1A, Class ER, 11.648% (3-Month Term SOFR+734 basis points), 4/25/2038[2,3]	1,019,600
2,000,000	Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/2038[1,2,3]	2,004,579
1,000,000	Series 2025-1A, Class D2, 8.827% (3-Month Term SOFR+450 basis points), 7/20/2038[1,2,3]	1,005,613
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 10.772% (3-Month Term SOFR+645 basis points), 5/20/2036[1,2,3]	1,000,266
750,000	Series 2023-2A, Class E, 12.086% (3-Month Term SOFR+783 basis points), 1/15/2037[1,2,3]	762,220
	Galaxy CLO Ltd.
800,000	Series 2015-21A, Class ER, 9.781% (3-Month Term SOFR+551 basis points), 4/20/2031[1,2,3,4]	806,358
1,000,000	Series 2018-26A, Class E, 10.438% (3-Month Term SOFR+611 basis points), 11/22/2031[1,2,3,4]	1,008,826
1,500,000	Series 2017-24A, Class AR, 5.796% (3-Month Term SOFR+154 basis points), 4/15/2037[1,2,3]	1,504,529
	Generate CLO Ltd.
1,000,000	Series 2023-12A, Class E, 12.672% (3-Month Term SOFR+840 basis points), 7/20/2036[1,2,3,4]	1,008,610
2,000,000	Series 3A, Class D2R, 9.169% (3-Month Term SOFR+490 basis points), 10/20/2036[1,2,3]	2,021,414
1,500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 10/20/2032[1,2,3]	1,507,458
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-2A, Class ER, 12.196% (3-Month Term SOFR+788 basis points), 4/21/2038[2,3]	1,021,192
2,000,000	Series 2025-1A, Class D, 7.381% (3-Month Term SOFR+310 basis points), 7/15/2038[2,3]	2,000,000
750,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	750,000
855,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.523% (3-Month Term SOFR+628 basis points), 7/14/2031[2,3]	850,502
1,000,000	KKR CLO Ltd. Series 44A, Class D, 9.269% (3-Month Term SOFR+500 basis points), 1/20/2036[1,2,3]	1,004,819

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 6.941% (3-Month Term SOFR+266 basis points), 1/17/2030[1,2,3,4]	$1,505,150
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 6.222% (3-Month Term SOFR+195 basis points), 10/22/2030[1,2,3]	752,894
1,800,000	Series 2019-34A, Class D1RR, 7.611% (3-Month Term SOFR+335 basis points), 10/16/2037[1,2,3]	1,814,850
1,000,000	Series 2018-27A, Class A1R, 5.517% (3-Month Term SOFR+120 basis points), 4/20/2038[1,2,3]	998,823
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 9.881% (3-Month Term SOFR+561 basis points), 4/20/2031[1,2,3]	1,005,792
1,100,000	Series 2020-25A, Class E, 10.893% (3-Month Term SOFR+661 basis points), 1/25/2032[1,2,3]	1,112,996
1,250,000	Series 2022-35A, Class ER, 11.532% (3-Month Term SOFR+725 basis points), 10/25/2036[1,2,3]	1,263,034
1,250,000	Series 2024-44A, Class D1, 7.106% (3-Month Term SOFR+285 basis points), 10/15/2037[1,2,3]	1,259,797
1,000,000	Series 2020-28A, Class D1RR, 6.956% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	987,108
5,955,000	Series 2020-26A, Class D1R2, 6.766% (3-Month Term SOFR+250 basis points), 1/25/2038[1,2,3]	5,934,582
1,000,000	Marble Point CLO Ltd. Series 2019-1A, Class BR2, 5.879% (3-Month Term SOFR+160 basis points), 7/23/2032[1,2,3]	997,696
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,383,256
1,500,000	Series 2025-2A, Class D1, 7.627% (3-Month Term SOFR+330 basis points), 4/20/2038[1,2,3]	1,499,527
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 7.369% (3-Month Term SOFR+310 basis points), 10/20/2037[1,2,3]	1,000,049
1,000,000	Series 2023-19A, Class D1R, 7.307% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3,4]	1,001,564
1,000,000	Series 2023-19A, Class D2R, 8.807% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	1,001,667
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.856% (3-Month Term SOFR+460 basis points), 7/15/2037[1,2,3]	1,004,903
1,800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 7.581% (3-Month Term SOFR+331 basis points), 10/20/2030[1,2,3,4]	1,806,609

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 11.110% (3-Month Term SOFR+683 basis points), 4/15/2038[1,2,3]	$1,019,886
3,500,000	Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[1,2,3]	3,499,163
2,000,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[1,2,3]	2,009,569
2,000,000	Series 2019-32RA, Class D1, 7.279% (3-Month Term SOFR+295 basis points), 7/20/2039[2,3]	2,000,000
	Neuberger Berman Loan Advisers CLO Ltd.
1,350,000	Series 2020-36A, Class ER2, 11.569% (3-Month Term SOFR+730 basis points), 4/20/2033[2,3]	1,355,788
1,000,000	Series 2018-27A, Class D2R, 8.756% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	1,005,521
1,000,000	Series 2018-28A, Class D1R, 7.469% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	998,513
2,500,000	Series 2019-31A, Class AR2, 5.499% (3-Month Term SOFR+123 basis points), 1/20/2039[1,2,3]	2,503,457
1,000,000	Series 2019-33A, Class D2R2, 8.411% (3-Month Term SOFR+415 basis points), 4/16/2039[1,2,3]	1,001,629
1,000,000	Series 2025-60A, Class E, 10.803% (3-Month Term SOFR+648 basis points), 4/22/2039[2,3]	1,027,536
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 7.106% (3-Month Term SOFR+285 basis points), 1/15/2038[1,2,3]	1,002,877
1,000,000	Series CLO-4A, Class ER, 11.195% (3-Month Term SOFR+691 basis points), 3/20/2038[2,3]	1,034,261
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 10.843% (3-Month Term SOFR+656 basis points), 7/25/2030[1,2,3]	1,003,849
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DRR, 7.445% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	1,000,000
1,500,000	Series 2022-1A, Class ERR, 10.345% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,500,000
	OCP CLO Ltd.
1,000,000	Series 2014-5A, Class BR, 6.344% (3-Month Term SOFR+206 basis points), 4/26/2031[1,2,3,4]	1,003,690
1,000,000	Series 2014-5A, Class CR, 7.444% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,4]	1,004,145
1,000,000	Series 2019-16A, Class DR, 7.622% (3-Month Term SOFR+341 basis points), 4/10/2033[1,2,3]	998,985
1,000,000	Series 2023-30A, Class D, 8.775% (3-Month Term SOFR+450 basis points), 1/24/2037[1,2,3]	1,004,838

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-30A, Class E, 11.365% (3-Month Term SOFR+709 basis points), 1/24/2037[1,2,3]	$1,014,274
1,000,000	Series 2020-20A, Class D1R, 7.869% (3-Month Term SOFR+360 basis points), 4/18/2037[1,2,3]	993,996
1,000,000	Series 2021-22A, Class D1R, 7.269% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	997,557
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A, Class C, 7.222% (3-Month Term SOFR+296 basis points), 4/16/2031[1,2,3,4]	2,007,867
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 1/20/2038[1,2,3]	2,004,989
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 7.191% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,004,043
1,000,000	Series 2017-21A, Class C, 7.201% (3-Month Term SOFR+293 basis points), 1/20/2031[1,2,3]	1,003,281
1,000,000	Series 2018-18A, Class D, 7.368% (3-Month Term SOFR+311 basis points), 4/15/2031[2,3]	1,003,724
1,120,000	Series 2018-20A, Class C, 7.481% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2,3]	1,123,192
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,5,6,7]	—
	Post CLO Ltd.
750,000	Series 2021-1A, Class DR, 7.256% (3-Month Term SOFR+300 basis points), 10/15/2034[1,2,3]	748,167
1,205,000	Series 2023-1A, Class D, 9.522% (3-Month Term SOFR+525 basis points), 4/20/2036[1,2,3]	1,210,312
1,000,000	Series 2024-1A, Class E, 11.069% (3-Month Term SOFR+680 basis points), 4/20/2037[1,2,3]	1,014,907
2,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/2040[1,2,3]	2,000,000
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class CR, 6.956% (3-Month Term SOFR+270 basis points), 7/15/2031[1,2,3]	1,005,712
1,000,000	Series 2019-2A, Class ER, 11.356% (3-Month Term SOFR+710 basis points), 1/15/2033[1,2,3]	1,007,683
1,000,000	Series 2016-1A, Class A1R2, 5.731% (3-Month Term SOFR+141 basis points), 6/20/2034[1,2,3]	1,001,923
1,250,000	Series 2016-1A, Class ER2, 10.981% (3-Month Term SOFR+666 basis points), 6/20/2034[1,2,3]	1,257,263
1,000,000	Series 2023-2A, Class D, 9.532% (3-Month Term SOFR+525 basis points), 1/25/2037[1,2,3]	1,005,619

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2017-1A, Class D1R, 7.980% (3-Month Term SOFR+370 basis points), 4/17/2037[1,2,3]	$1,516,724
500,000	Series 2017-1A, Class D2R, 9.280% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	501,829
1,300,000	Series 2021-3A, Class D1R, 7.356% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	1,306,720
750,000	Series 2021-5A, Class D2R, 8.269% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	751,882
2,000,000	Series 2025-4A, Class A1, 5.628% (3-Month Term SOFR+134 basis points), 7/25/2038[2,3]	2,000,000
1,300,000	Riserva Clo Ltd. Series 2016-3A, Class DRR, 7.781% (3-Month Term SOFR+351 basis points), 1/18/2034[2,3]	1,309,753
734,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.768% (3-Month Term SOFR+651 basis points), 10/15/2029[1,2,3]	726,858
2,000,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 7.006% (3-Month Term SOFR+275 basis points), 1/15/2040[1,2,3]	2,005,739
1,250,000	Sculptor CLO Ltd. Series 30A, Class ER, 11.087% (3-Month Term SOFR+682 basis points), 7/20/2038[1,2,3]	1,225,000
1,000,000	Signal Peak CLO Ltd. Series 2018-5A, Class D1R, 8.482% (3-Month Term SOFR+420 basis points), 4/25/2037[1,2,3]	1,011,545
	Silver Point CLO Ltd.
1,500,000	Series 2023-2A, Class D1R, 7.419% (3-Month Term SOFR+315 basis points), 4/20/2038[1,2,3]	1,500,024
1,500,000	Series 2025-11A, Class D1, 7.283% (3-Month Term SOFR+300 basis points), 7/15/2038[2,3]	1,500,000
2,350,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 4/21/2038[1,2,3]	2,348,574
	Sound Point CLO Ltd.
1,000,000	Series 2017-4A, Class C, 7.031% (3-Month Term SOFR+276 basis points), 1/21/2031[1,2,3,4]	993,783
1,350,000	Series 2018-2A, Class D, 7.544% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,347,484
1,000,000	Southwick Park CLO, LLC Series 2019-4A, Class DR, 7.481% (3-Month Term SOFR+321 basis points), 7/20/2032[1,2,3,4]	1,001,422
	Symphony CLO Ltd.
2,468,104	Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[1,2,3]	2,462,971

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2022-34A, Class DR, 9.525% (3-Month Term SOFR+525 basis points), 7/24/2036[1,2,3]	$502,212
1,000,000	Series 2023-39A, Class AR, 5.612% (3-Month Term SOFR+133 basis points), 1/25/2038[1,2,3]	1,001,507
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2015-1A, Class ER, 10.331% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3,4]	1,977,315
1,060,797	Series 2019-3A, Class AR2, 5.316% (3-Month Term SOFR+106 basis points), 4/15/2031[1,2,3]	1,061,320
750,000	Series 2019-3A, Class DR2, 7.356% (3-Month Term SOFR+310 basis points), 4/15/2031[1,2,3]	756,298
	Trestles CLO Ltd.
1,000,000	Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/2035[1,2,3]	1,000,743
2,250,000	Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[1,2,3]	2,247,452
	Trinitas CLO Ltd.
1,000,000	Series 2023-25A, Class D1, 9.279% (3-Month Term SOFR+500 basis points), 1/23/2037[1,2,3]	1,003,640
1,000,000	Series 2022-21A, Class C1R, 6.266% (3-Month Term SOFR+195 basis points), 4/20/2038[1,2,3]	984,799
2,000,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/2038[1,2,3]	2,028,192
1,000,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/2038[1,2,3]	1,029,985
	Upland CLO Ltd.
673,710	Series 2016-1A, Class A1AR, 5.551% (3-Month Term SOFR+128 basis points), 4/20/2031[1,2,3,4]	674,049
750,000	Series 2016-1A, Class CR, 7.431% (3-Month Term SOFR+316 basis points), 4/20/2031[1,2,3]	752,411
1,322,399	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.280% (3-Month Term SOFR+100 basis points), 7/30/2032[1,2,3]	1,319,530
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.119% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	997,906
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.871% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	752,772
716,000	Series 2013-1A, Class CR, 7.468% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	718,882
1,325,000	Series 2016-1A, Class CR, 7.181% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,320,103

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2014-1A, Class CR2, 7.331% (3-Month Term SOFR+306 basis points), 4/18/2031[1,2,3,4]	$1,507,180
2,127,000	Series 2018-1A, Class C, 7.131% (3-Month Term SOFR+286 basis points), 4/19/2031[1,2,3]	2,133,676
1,250,000	Series 2018-2A, Class D, 7.268% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,4]	1,239,826
1,550,000	Series 2018-3A, Class D, 7.518% (3-Month Term SOFR+326 basis points), 10/15/2031[1,2,3]	1,548,101
1,000,000	Series 2013-3A, Class CRR, 7.781% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	1,002,270
1,000,000	Series 2015-3A, Class CR, 7.681% (3-Month Term SOFR+341 basis points), 10/20/2031[1,2,3]	1,000,157
5,000,000	Series 2017-3A, Class CRR, 7.369% (3-Month Term SOFR+310 basis points), 4/20/2034[1,2,3]	5,023,855
1,000,000	Series 2020-1A, Class BR, 6.222% (3-Month Term SOFR+196 basis points), 7/16/2034[1,2,3,4]	1,002,405
1,000,000	Series 2022-4A, Class ER, 10.969% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,4]	1,023,750
1,000,000	Series 2019-1A, Class A1RR, 5.626% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	1,000,220
1,000,000	Series 2019-1A, Class D1RR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	1,008,129
1,500,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[1,2,3]	1,501,067
1,000,000	Series 2020-3A, Class D1RR, 6.969% (3-Month Term SOFR+270 basis points), 1/20/2038[1,2,3]	1,001,245
1,000,000	Series 2020-3A, Class D2RR, 8.119% (3-Month Term SOFR+385 basis points), 1/20/2038[1,2,3]	995,186
1,000,000	Series 2020-2A, Class D2RR, 8.280% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	1,001,521
	Whitebox CLO Ltd.
1,500,000	Series 2023-4A, Class D1R, 8.185% (3-Month Term SOFR+390 basis points), 4/20/2036[1,2,3]	1,501,189
1,000,000	Series 2023-4A, Class ER, 10.765% (3-Month Term SOFR+648 basis points), 4/20/2036[2,3]	1,013,669
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $286,823,949)	289,353,812
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
3,750,755	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,7]	71,493
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	71,493

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 19.9%
	CONSUMER DISCRETIONARY — 2.8%
169,811	AZEK Co., Inc. - Class A*	$9,229,228
158,406	Berto Acquisition Corp.*,4	1,650,591
55,691	Foot Locker, Inc.*	1,364,429
68	GMS, Inc.*	7,395
222,949	Skechers USA, Inc. - Class A*,8	14,068,082
		26,319,725
	CONSUMER STAPLES — 1.3%
142,132	Kellanova[8]	11,303,758
21,600	SpartanNash Co.	572,184
		11,875,942
	ENERGY — 0.3%
93,404	ChampionX Corp.	2,320,155
41,891	Sitio Royalties Corp.	769,957
		3,090,112
	FINANCIALS — 10.2%
268,812	AA Mission Acquisition Corp. - Class A*,4	2,801,021
273,953	Agriculture & Natural Solutions Acquisition Corp. - Class A*,4,8	2,972,390
30,393	AI Transportation Acquisition Corp.*,4,6	334,323
26,484	Aimei Health Technology Co., Ltd.*,4	293,443
121,469	Andretti Acquisition Corp. II - Class A*,4	1,260,848
307,374	Ares Acquisition Corp. II - Class A*,4	3,482,547
80,108	Armada Acquisition Corp. I - Class A*,4	803,483
64,205	Artius II Acquisition, Inc. - Class A*,4	649,755
4,303	Bayview Acquisition Corp. - Class A*,4	48,409
49,000	Black Hawk Acquisition Corp.[4]	520,870
298,621	Bleichroeder Acquisition Corp. I - Class A*,4	3,084,755
64,140	Cal Redwood Acquisition Corp. - Class A*,4	639,476
31,660	Cantor Equity Partners II, Inc. - Class A*,4	349,210
17,093	Cantor Equity Partners III, Inc. - Class A*,4	180,331
19,063	Cartesian Growth Corp. II*,4	227,993
7,821	Cayson Acquisition Corp.*,4	80,713
249,562	Centurion Acquisition Corp. - Class A*,4	2,640,366
83,205	ChampionsGate Acquisition Corp. - Class A*,4	830,386
107,263	Charlton Aria Acquisition Corp. - Class A*,4	1,102,664
102,444	Columbus Circle Capital Corp. I - Class A*,4	1,087,955
71,088	Crane Harbor Acquisition Corp. - Class A*,4	715,856
8,059	CSLM Acquisition Corp. - Class A*,4	93,081
138,540	Digital Asset Acquisition Corp. - Class A*,4	1,450,514
299,907	Drugs Made In America Acquisition Corp.*,4	3,059,051
111,160	Dune Acquisition Corp. II - Class A*,4	1,117,158

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
91,134	Dynamix Corp. - Class A*,4	$928,655
20,000	Embrace Change Acquisition Corp.*,4	242,000
29,591	Enstar Group Ltd.*,4	9,953,229
14,004	Enterprise Bancorp, Inc.*	555,119
39,536	Eureka Acquisition Corp.[4]	410,384
16,961	Evergreen Corp. - Class A*,4	209,129
75,045	Fifth Era Acquisition Corp. I - Class A*,4	761,707
52,815	Flag Ship Acquisition Corp.*,4	556,142
74,894	Gesher Acquisition Corp. II - Class A*,4	760,174
63,109	GigCapital7 Corp. - Class A*,4	653,178
92,100	Gores Holdings X, Inc. - Class A*,4	943,565
181,350	GP Act III Acquisition Corp. - Class A*,4,8	1,913,242
195,186	Graf Global Corp. - Class A*,4	2,041,646
50,000	Guild Holdings Co. - Class A	988,500
110,307	Haymaker Acquisition Corp. IV - Class A*,4,8	1,224,408
86,041	HCM II Acquisition Corp. - Class A*,4	955,055
15,590	Horizon Space Acquisition I Corp.*,4	189,419
104,176	Inflection Point Acquisition Corp. III - Class A*,4	1,067,804
80,351	Jackson Acquisition Co. II - Class A*,4	827,615
37,263	Jena Acquisition Corp. II*,4	383,064
16,167	K&F Growth Acquisition Corp. II - Class A*,4	164,580
13,635	Keen Vision Acquisition Corp.*,4	155,030
191,384	Launch One Acquisition Corp. - Class A*,4	1,993,264
192,642	Legato Merger Corp. III*,4,8	2,057,417
194,016	Lionheart Holdings - Class A*,4	2,044,929
9,059	Live Oak Acquisition Corp. V - Class A*,4	96,931
106,062	M3-Brigade Acquisition V Corp. - Class A*,4	1,197,440
116,287	Melar Acquisition Corp. I - Class A*,4	1,221,013
131,763	Mountain Lake Acquisition Corp. - Class A*,4	1,351,888
121,990	Nabors Energy Transition Corp. II - Class A*,4,8	1,354,089
7,999	Newbury Street II Acquisition Corp. - Class A*,4	82,310
156,973	NewHold Investment Corp. II - Class A*,4	1,596,415
17,357	Oak Woods Acquisition Corp. - Class A*,4,8	205,333
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,4,6,8	209,638
87,688	Plum Acquisition Corp. IV - Class A*,4	903,186
31,324	Pyrophyte Acquisition Corp. - Class A4,6	369,936
101,200	Range Capital Acquisition Corp.*,4	1,040,336
147,032	Real Asset Acquisition Corp. - Class A*,4	1,493,845
73,300	Renatus Tactical Acquisition Corp. I - Class A*,4	864,940
55,418	Republic Digital Acquisition Co. - Class A*,4	569,697
83,783	RF Acquisition Corp. II*,4	887,262

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
242,338	Rithm Acquisition Corp. - Class A*,4	$2,469,424
72,229	Roman DBDR Acquisition Corp. II - Class A*,4	744,681
261,726	Siddhi Acquisition Corp. - Class A*,4	2,643,433
70,995	Silverbox Corp. IV - Class A*,4	778,105
163,953	SIM Acquisition Corp. I - Class A*,4	1,710,030
64,122	Sizzle Acquisition Corp.*	644,426
52,059	Slam Corp.*,4	617,420
122,274	Soulpower Acquisition Corp. - Class A*,4	1,227,631
60,962	Spark I Acquisition Corp.*,4	662,657
50,453	Spring Valley Acquisition Corp. II - Class A*,4	592,823
64,961	Tavia Acquisition Corp.*,4	667,149
271,028	Texas Ventures Acquisition III Corp. - Class A*,4	2,731,962
117,866	Titan Acquisition Corp. - Class A*,4	1,182,196
87,682	Translational Development Acquisition Corp. - Class A*,4	903,125
186,848	Vine Hill Capital Investment Corp. - Class A*,4	1,945,088
139,013	Voyager Acquisition Corp. - Class A*,4	1,441,565
		96,211,827
	HEALTH CARE — 2.6%
76,558	Blueprint Medicines Corp.*	9,813,204
319,323	SpringWorks Therapeutics, Inc.*,8	15,004,988
		24,818,192
	INDUSTRIALS — 0.1%
10,658	Herc Holdings, Inc.	1,403,552
	REAL ESTATE — 0.2%
168,057	Redfin Corp.*	1,880,558
	TECHNOLOGY — 2.4%
560,397	AvidXchange Holdings, Inc.*,8	5,486,287
1,671,037	Dun & Bradstreet Holdings, Inc.[8]	15,189,726
45,063	Informatica, Inc. - Class A*	1,097,284
108,659	PlayAGS, Inc.*	1,358,238
		23,131,535
	TOTAL COMMON STOCKS
	(Cost $184,278,543)	188,731,443

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 30.9%
	CALL OPTIONS — 22.1%
	S&P 500 Index
2,665	Exercise Price: $5,500.00, Notional Amount: $1,465,750,000, Expiration Date: September 30, 2025	$209,868,750
	TOTAL CALL OPTIONS
	(Cost $210,682,387)	209,868,750
	PUT OPTIONS — 8.8%
	S&P 500 Index
295	Exercise Price: $5,900.00, Notional Amount: $174,050,000, Expiration Date: July 31, 2025	780,275
2,665	Exercise Price: $6,500.00, Notional Amount: $1,732,250,000, Expiration Date: September 30, 2025	82,348,500
	TOTAL PUT OPTIONS
	(Cost $82,571,011)	83,128,775
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $293,253,398)	292,997,525

Number of Shares
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,6	1,034
71,590	Mercer Park Opportunities Corp., Expiration Date: Pending*,4	716
18,545	Renatus Tactical Acquisition Corp. I, Expiration Date: June 4, 2030*,4	37,832
	TOTAL RIGHTS
	(Cost $1,034)	39,582

Number of Units
	UNITS — 0.6%
	FINANCIALS — 0.6%
109,960	Axiom Intelligence Acquisition Corp. 1*,4	1,110,596
35,754	Blue Acquisition Corp.*,4	358,970
42,218	Blue Water Acquisition Corp.*,4	422,391
16,280	Centurion Acquisition Corp. - Class A4,6	—
20,349	Centurion Acquisition Corp. - Class B4,6	—
31,823	Churchill Capital Corp.*,4	327,777
25,640	FIGX Capital Acquisition Corp.*,4	256,785
13,765	GP-Act III Acquisition Corp. - Class A*,4,6	—
17,206	GP-Act III Acquisition Corp. - Class B*,4,6	—
24,044	Oyster Enterprises II Acquisition Corp.*,4	243,326
84,600	Pioneer Acquisition I Corp.*,4	846,846
75,158	ProCap Acquisition Corp.*,4	805,694
39,762	Wen Acquisition Corp.*,4	421,477

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
3,683	Willow Lane Acquisition Corp.*,4	$38,303
34,185	Yorkville Acquisition Corp.*,4	384,581
		5,216,746
	TOTAL UNITS
	(Cost $5,150,326)	5,216,746

Number of Shares
	WARRANTS — 0.0%
122,039	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,4	11,471
19,429	Armada Acquisition Corp. II, Expiration Date: May 20, 2030*,4	5,246
18,227	Dynamix Corp., Expiration Date: December 5, 2029*,4	6,562
71,590	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,4	358
8,467	Republic Digital Acquisition Co., Expiration Date: March 5, 2026*,4	5,335
	TOTAL WARRANTS
	(Cost $0)	28,972
	SHORT-TERM INVESTMENTS — 22.1%
87,185,826	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.14%[8,9]	87,185,826

Principal Amount ($)
122,102,490	UMB Bank, Money Market Special II Deposit Investment, 4.25%[9]	122,102,490
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $209,288,316)	209,288,316
	TOTAL INVESTMENTS — 104.0%
	(Cost $978,914,232)	985,727,889
	Liabilities in Excess of Other Assets — (4.0)%	(37,996,123)
	TOTAL NET ASSETS — 100.0%	$947,731,766

Number of Shares
	SECURITIES SOLD SHORT — (1.2)%
	COMMON STOCKS — (1.2)%
	ENERGY — (0.3)%
(68,651)	Schlumberger N.V.[4]	(2,320,404)
(20,338)	Viper Energy, Inc.	(775,488)
		(3,095,892)
	FINANCIALS — (0.3)%
(8,402)	Independent Bank Corp.	(528,360)
(133,145)	Rocket Cos., Inc. - Class A	(1,887,996)
		(2,416,356)
	INDUSTRIALS — (0.1)%
(10,658)	Herc Holdings, Inc.	(1,403,552)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — (0.5)%
(175,300)	James Hardie Industries PLC*,4	$(4,713,817)
	TOTAL COMMON STOCKS
	(Proceeds $11,631,104)	(11,629,617)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $11,631,104)	$(11,629,617)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (4.1)%
	CALL OPTIONS — (1.9)%
	AvidXchange Holdings, Inc.
(159)	Exercise Price: $10.00, Notional Amount: $(159,000), Expiration Date: August 15, 2025*	(398)
	Dun & Bradstreet Holdings, Inc.
(16)	Exercise Price: $10.00, Notional Amount: $(16,000), Expiration Date: December 19, 2025*	(40)
	GMS, Inc.
(1)	Exercise Price: $105.00, Notional Amount: $(10,500), Expiration Date: July 18, 2025*	(375)
	Informatica, Inc.
(388)	Exercise Price: $25.00, Notional Amount: $(970,000), Expiration Date: July 18, 2025*	(970)
	S&P 500 Index
(2,665)	Exercise Price: $6,500.00, Notional Amount: $(1,732,250,000), Expiration Date: September 30, 2025*	(17,628,975)
	SpartanNash Co.
(216)	Exercise Price: $25.00, Notional Amount: $(540,000), Expiration Date: July 18, 2025*	(38,340)
	SpringWorks Therapeutics, Inc.
(1,831)	Exercise Price: $50.00, Notional Amount: $(9,155,000), Expiration Date: July 18, 2025*	(4,577)
	TOTAL CALL OPTIONS
	(Proceeds $17,257,153)	(17,673,675)
	PUT OPTIONS — (2.2)%
	S&P 500 Index
(295)	Exercise Price: $6,525.00, Notional Amount: $(192,487,500), Expiration Date: July 31, 2025*	(9,301,350)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	PUT OPTIONS (Continued)
(2,665)	Exercise Price: $5,500.00, Notional Amount: $(1,465,750,000), Expiration Date: September 30, 2025*	$(11,792,625)
	TOTAL PUT OPTIONS
	(Proceeds $20,869,624)	(21,093,975)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $38,126,777)	$(38,767,650)

LLC — Limited Liability Company

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $257,394,423, which represents 27.16% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Affiliated company.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $39,007,277, which represents 4.12% of the total net assets of the Fund.
[9]	The rate is the annualized seven-day yield at period end.

First Trust Multi Strategy Fund

	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square CLO Ltd.	-	$2,000,000	$4,386	$(2,000,014)	$(4,372)	$-	$-	$-
Palmer Square Loan Funding Ltd.	500,000	-	-	-	-	-	-	-
Total	500,000	$2,000,000	$4,386	$(2,000,014)	$(4,372)	$-	$-	$-

*	Net of foreign withholding taxes.